Inventories	6 Months Ended
Jun. 30, 2023
Disclosure of Measuring inventories [Abstract]
Inventories
13. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2023	At December 31, 2022
Raw materials, ancillary materials and consumables	77,141	61,822
Work-in-progress and semi-finished products	76,348	63,019
Finished goods	391,687	286,010
Total inventories	545,176	410,851

The amount of provisions for slow moving and obsolete inventories recognized (primarily within cost of raw materials, consumables and finished goods) for the six months ended June 30, 2023 and 2022 was €19,292 thousand and €17,624 thousand, respectively.